Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	June 30, 2022	December 31, 2021
	(Unaudited)
Computer equipment	$85,495	$85,495
Furniture, fixture, and office and medical equipment	298,738	264,123
Leasehold improvements	542,514	542,514
Laboratory equipment	4,273,465	4,179,064
Motor vehicle under finance leases	239,093	239,093
Assets in construction	1,899,169	1,899,169
	7,338,474	7,209,458
Less: accumulated depreciation	4,006,976	3,478,342
Property, plant and equipment, net	$3,331,498	$3,731,116